MARSHALL FUNDS, Inc.
Marshall Money Market Fund
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Supplement to the Prospectuses dated October 31, 2000



Please note the following changes to the procedures described in the Fund's prospectuses under the headings "HOW TO BUY SHARES" and "HOW TO REDEEM AND EXCHANGE SHARES."

On September 13, 2001, shareholders of the Marshall Money Market Fund (the "Fund") may purchase and redeem shares on a limited basis, subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (Central time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. (Central time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 12:00 Noon (Central time) will receive that day's dividend if the Fund receives the purchase price before 12:00 Noon (Central time).

o The Fund will price its shares each weekday at 11:00 a.m. and 12:00 Noon (Central time).

o Requests to exchange out of the Fund will not be processed during this period.

Beginning September 14, 2001, shareholders of the Fund may purchase and redeem shares on a limited basis on each weekday until the New York Stock Exchange ("NYSE") reopens, subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (Central time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. (Central time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 11:00 a.m. (Central time) will receive that day's dividend if the Fund receives the purchase price before 11:00 a.m. (Central time).

o During this period, the Fund will price its shares each weekday at 11:00 a.m. (Central time).

o Requests to exchange out of the Fund will not be processed during this period.

Other terms for purchasing and redeeming shares remain as stated in the Fund's prospectus.

Once the NYSE reopens, the terms set forth in this supplement will expire and shares of the Fund may be purchased, redeemed and exchanged at the times stated in its current prospectus.

                                                              September 13, 2001

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Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
1-800-580-FUND
Internet address: http://www.marshallfunds.com
TDD: Speech and Hearing Impaired Services
1-800-209-3520